Revenue - Additional Information (Q1) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 1.0	$ 0.4	$ 3.6	$ 1.8